Interim Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Statement of comprehensive income [abstract]
Earnings	$ 174	$ 97	$ 269	$ 146
Items that will not be reclassified to earnings:
Actuarial gain (loss) on post-employment obligation	4	(3)	4	(6)
Items that may be reclassified subsequently to earnings:
Foreign currency translation (loss) gain on foreign operations	(21)	12	(10)	17
Other comprehensive (loss) income, net of tax	(17)	9	(6)	11
Comprehensive income	$ 157	$ 106	$ 263	$ 157